PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.    PROPERTY AND EQUIPMENT

	Land,			Machinery	Assets
	building and			and	under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2018	$465.1	$681.8	$840.2	$338.8	$81.9	$168.3	$—	$2,576.1
IFRS 16 transition impact	—	—	—	—	—	—	103.8	103.8
Additions	68.4	81.3	120.7	85.2	134.0	47.0	26.7	563.3
Acquisitions via business combinations	77.9	4.0	72.5	91.1	—	12.6	47.2	305.3
Disposals	(2.2)	—	(13.1)	(1.7)	—	(12.9)	(15.9)	(45.8)
Transfers	13.7	21.9	62.6	(6.5)	(91.6)	(0.1)	—	—
Changes in foreign exchange	(9.1)	(23.1)	(21.7)	(6.0)	(2.8)	(7.9)	(0.3)	(70.9)
Balance, December 31, 2019	613.8	765.9	1,061.2	500.9	121.5	207.0	161.5	3,431.8

Balance, December 31, 2019	613.8	765.9	1,061.2	500.9	121.5	207.0	161.5	3,431.8
Additions	73.2	92.6	164.8	119.2	21.3	43.5	40.7	555.3
Acquisitions via business combinations	560.0	897.7	455.0	291.3	5.0	172.1	23.4	2,404.5
Disposals	(2.9)	—	(18.2)	(10.7)	—	(3.8)	(20.6)	(56.2)
Transfers	31.0	5.0	(0.3)	28.0	(63.5)	(0.2)	—	—
Changes in foreign exchange	(28.8)	(55.1)	(31.1)	(16.0)	(1.0)	(11.9)	(1.5)	(145.4)
Balance, December 31, 2020	1,246.3	1,706.1	1,631.4	912.7	83.3	406.7	203.5	6,190.0
Accumulated depreciation
Balance, December 31, 2018	6.6	36.8	53.6	30.3	—	12.4	—	139.7
Depreciation	20.8	126.9	164.5	80.5	—	49.4	23.2	465.3
Disposals	(0.3)	—	(9.4)	(0.7)	—	(5.7)	(1.8)	(17.9)
Changes in foreign exchange	(0.3)	(1.5)	(2.1)	(0.5)	—	(0.9)	(0.1)	(5.4)
Balance, December 31, 2019	26.8	162.2	206.6	109.6	—	55.2	21.3	581.7

Balance, December 31, 2019	26.8	162.2	206.6	109.6	—	55.2	21.3	581.7
Depreciation	32.6	111.9	224.7	122.6	—	49.3	37.8	578.9
Disposals	(0.2)	—	(10.2)	(2.2)	—	(3.1)	(4.1)	(19.8)
Changes in foreign exchange	(1.2)	(8.4)	(9.3)	(3.1)	—	(2.8)	(0.8)	(25.6)
Balance, December 31, 2020	58.0	265.7	411.8	226.9	—	98.6	54.2	1,115.2
Carrying amounts
At December 31, 2019	$587.0	$603.7	$854.6	$391.3	$121.5	$151.8	$140.2	$2,850.1
At December 31, 2020	$1,188.3	$1,440.4	$1,219.6	$685.8	$83.3	$308.1	$149.3	$5,074.8

Total depreciation expense for the year ended December 31, 2020 was $810.6 million, which was comprised of $578.9 million depreciation shown above and $231.7 million depreciation expense due to the difference between the ARO calculated using the credit-adjusted, risk-free discount rate required for measurement of the ARO through purchase accounting, compared to the risk-free discount rate required for annual valuations (See Note 8). Depreciation expense for the year ended December 31, 2019, the seven months ended December 31, 2018, and the five months ended May 31, 2018, were $465.3 million, $178.2 million and $66.3 million, respectively (See Note 8).

Depreciation of property and equipment expense included in cost of sales for the year ended December 31, 2020 was $785.1 million ($442.3 million for the year ended December 31, 2019, $172.1 million for the seven months ended December 31, 2018, and $63.1 million for the five months ended May 31, 2018).

Depreciation of property and equipment expense included in selling, general and administrative expenses for the year ended December 31, 2020 was $25.5 million ($23.1 million for the year ended December 31, 2019, $6.1 million for the seven months ended December 31, 2018, and $3.2 million for the five months ended May 31, 2018).